Commissions and fees (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commissions and fees
Commissions and fees	13,073	12,952	14,078
Lending business
Commissions and fees
Commissions and fees	1,513	1,296	1,455
Investment and portfolio management
Commissions and fees
Commissions and fees	4,039	4,070	4,316
Other securities business
Commissions and fees
Commissions and fees	99	90	75
Fiduciary business
Commissions and fees
Commissions and fees	4,138	4,160	4,391
Underwriting
Commissions and fees
Commissions and fees	1,561	1,479	2,125
Brokerage
Commissions and fees
Commissions and fees	3,695	4,066	3,953
Underwriting and brokerage
Commissions and fees
Commissions and fees	5,256	5,545	6,078
Other services
Commissions and fees
Commissions and fees	2,166	1,951	2,154
Bank
Commissions and fees
Commissions and fees	12,898	12,674	13,819
Bank | Lending business
Commissions and fees
Commissions and fees	1,474	1,247	1,408
Bank | Investment and portfolio management
Commissions and fees
Commissions and fees	3,949	3,955	4,210
Bank | Other securities business
Commissions and fees
Commissions and fees	126	38	19
Bank | Fiduciary business
Commissions and fees
Commissions and fees	4,075	3,993	4,229
Bank | Underwriting
Commissions and fees
Commissions and fees	1,561	1,479	2,125
Bank | Brokerage
Commissions and fees
Commissions and fees	3,663	4,027	3,937
Bank | Underwriting and brokerage
Commissions and fees
Commissions and fees	5,224	5,506	6,062
Bank | Other services
Commissions and fees
Commissions and fees	2,125	1,928	2,120